OTHER INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2019
OTHER INCOME AND EXPENSES
OTHER INCOME AND EXPENSES

29          OTHER INCOME AND EXPENSES

This item consists of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Other income
Revenue from sale of loan portfolio	75,800	26,616	—
Rental income	37,847	35,941	43,118
Net income from the sale of investments properties	23,629	12,541	15,837
Net income from the sale of property, furniture and equipment	16,869	54,952	36,970
Recoveries of other accounts receivable and other assets	13,796	79	14,824
Net gain from sale of seized and recovered assets	—	—	2,494
Others (*)	176,288	143,753	135,954
Total other income	344,229	273,882	249,197

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Other expenses
Losses due to operational risk	29,878	46,528	55,477
Expenses on improvements in building for rent	30,721	36,551	42,083
Provision for sundry risks, Note 13(f)	27,272	42,236	29,023
Association in participation	22,636	14,526	19,757
Provision for other accounts receivable	8,059	7,174	19,316
Net loss from sale adjudicated assets	9,617	3,411	—
Administrative and tax penalties	2,659	4,301	8,387
Others	137,627	75,453	64,271
Total other expenses	268,469	230,180	238,314

(*)   The balance mainly comprises liquidation for sale of Credicorp shares, penalty for breach of contract, commissions for recovery in civil and judicial lawsuits of Personal Credits and Credit Card products; also, collection of commission for relocation, vehicle taxes, municipal property taxes, fines and penalties to clients related to the Leasing product.